Consolidated Statements Of Changes In Equity (USD $) In Millions	Total	Common shares	Treasury shares	Capital contribution reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Pentair plc	Noncontrolling interest
Balance at Dec. 31, 2011	$ 2,047.4	$ 47.5	$ 0	$ 457.8	$ 1,465.8	$ (37.7)	$ 1,933.4	$ 114.0
Balance (in shares) at Dec. 31, 2011		(98.6)	0
Net income (loss) from continuing operations before noncontrolling interest	(104.6)				(107.2)		(107.2)	2.6
Other comprehensive income (loss), net of tax	27.5					26.1	26.1	1.4
Tax benefit of share-based compensation	5.6			5.6			5.6
Dividends declared	(207.4)			(141.1)	(66.3)		(207.4)
Distribution to noncontrolling interest	(1.6)							(1.6)
Stock Issued During Period, Shares, Conversion of Units		113.6	(2.7)
Conversion of Stock, Amount Issued	4,931.7	65.5	(119.6)	4,985.8			4,931.7
Share repurchase (in shares)		0	(7.3)
Share repurchase	(334.2)	0	(334.2)	0			(334.2)
Exercise of options, net of shares tendered for payment (in shares)		0.7	2.3
Exercise of options, net of shares tendered for payment	90.2	0.4	97.6	(7.8)			90.2
Issuance of restricted shares, net of cancellations (in shares)		0.2	1.2
Issuance of restricted shares, net of cancellations	19.0	0.1	59.8	(40.9)			19.0
Shares surrendered by employees to pay taxes (in shares)		(0.1)	(0.4)
Shares surrendered by employees to pay taxes	(21.9)	0	(19.1)	(2.8)			(21.9)
Share-based compensation	35.8			35.8			35.8
Balance at Dec. 31, 2012	6,487.5	113.5	(315.5)	5,292.4	1,292.3	(11.6)	6,371.1	116.4
Balance (in shares) at Dec. 31, 2012		(213.0)	(6.9)
Net income (loss) from continuing operations before noncontrolling interest	542.6				536.8		536.8	5.8
Other comprehensive income (loss), net of tax	(29.8)					(32.0)	(32.0)	2.2
Tax benefit of share-based compensation	22.6			22.6			22.6
Dividends declared	(198.5)			(198.5)	0		(198.5)
Distribution to noncontrolling interest	(2.0)							(2.0)
Share repurchase (in shares)			(12.3)
Share repurchase	(715.8)		(715.8)	0			(715.8)
Exercise of options, net of shares tendered for payment (in shares)		0	3.0
Exercise of options, net of shares tendered for payment	96.2	0	131.8	(35.6)			96.2
Issuance of restricted shares, net of cancellations (in shares)		0	0.9
Issuance of restricted shares, net of cancellations	0	0	37.0	(37.0)			0
Shares surrendered by employees to pay taxes (in shares)		0	(0.3)
Shares surrendered by employees to pay taxes	(16.2)	0	(12.6)	(3.6)			(16.2)
Share-based compensation	31.1			31.1			31.1
Balance at Dec. 31, 2013	6,217.7	113.5	(875.1)	5,071.4	1,829.1	(43.6)	6,095.3	122.4
Balance (in shares) at Dec. 31, 2013		(213.0)	(15.6)
Net income (loss) from continuing operations before noncontrolling interest	214.9				214.9		214.9	0
Other comprehensive income (loss), net of tax	(336.7)					(336.7)	(336.7)	0
Tax benefit of share-based compensation	11.4			11.4			11.4
Dividends declared	(229.5)			(229.5)			(229.5)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	134.7			12.3			12.3	122.4
Conversion of Stock, Amount Issued		(111.4)		111.4
Share repurchase (in shares)		(10.6)	(5.8)
Share repurchase	(1,150.0)	(0.1)	(450.7)	(699.2)			(1,150.0)
Exercise of options, net of shares tendered for payment (in shares)	0.9		1.3
Exercise of options, net of shares tendered for payment	46.5		60.9	(14.4)			46.5
Issuance of restricted shares, net of cancellations (in shares)			0.3
Issuance of restricted shares, net of cancellations	0		19.3	(19.3)			0
Shares surrendered by employees to pay taxes (in shares)			(0.1)
Shares surrendered by employees to pay taxes	(9.4)		(6.3)	(3.1)			(9.4)
Share-based compensation	33.6			33.6			33.6
Balance at Dec. 31, 2014	$ 4,663.8	$ 2.0	$ (1,251.9)	$ 4,250.0	$ 2,044.0	$ (380.3)	$ 4,663.8	$ 0
Balance (in shares) at Dec. 31, 2014		(202.4)	(19.9)